Intangible Asset, Net (Details) - Schedule of Intangible Asset, Net	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Cost:
Less: Accumulated amortization	¥ (1,402,863)		¥ (909,941)
Intangible asset, net	48,224,210	$ 6,673,892	48,717,132
Land Use Right [Member]
Cost:
Intangible asset, gross	49,292,208		49,292,208
Franchise Rights [Member]
Cost:
Intangible asset, gross	¥ 334,865		¥ 334,865